UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22350

Global Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Global Opportunities Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 17.1%

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	$248,961	$296,653
Series 2631, (Interest Only), Class DS, 6.667%, 6/15/33(1)(2)	4,706,949	768,540
Series 2953, (Interest Only), Class LS, 6.267%, 12/15/34(1)(2)	4,483,417	547,146
Series 2956, (Interest Only), Class SL, 6.567%, 6/15/32(1)(2)	2,321,992	450,945
Series 3114, (Interest Only), Class TS, 6.217%, 9/15/30(1)(2)	8,226,915	1,456,479
Series 3153, (Interest Only), Class JI, 6.187%, 5/15/36(1)(2)	5,251,834	1,039,479
Series 3727, (Interest Only), Class PS, 6.267%, 11/15/38(1)(2)	12,090,799	654,794
Series 3745, (Interest Only), Class SA, 6.317%, 3/15/25(1)(2)	4,894,354	502,390
Series 3780, (Interest Only), Class PS, 6.017%, 8/15/35(1)(2)	4,320,240	74,419
Series 3845, (Interest Only), Class ES, 6.217%, 1/15/29(1)(2)	4,532,017	279,805
Series 3919, (Interest Only), Class SL, 6.217%, 10/15/40(1)(2)	1,828,658	56,429
Series 3969, (Interest Only), Class SB, 6.217%, 2/15/30(1)(2)	3,979,009	331,415
Series 3973, (Interest Only), Class SG, 6.217%, 4/15/30(1)(2)	6,061,246	604,549
Series 4007, (Interest Only), Class JI, 4.00%, 2/15/42(1)	5,173,986	806,830
Series 4050, (Interest Only), Class IB, 3.50%, 5/15/41(1)	25,732,847	2,723,593
Series 4067, (Interest Only), Class JI, 3.50%, 6/15/27(1)	19,750,364	2,161,227
Series 4070, (Interest Only), Class S, 5.667%, 6/15/32(1)(2)	26,833,831	5,102,415
Series 4095, (Interest Only), Class HS, 5.667%, 7/15/32(1)(2)	10,644,379	1,804,830
Series 4109, (Interest Only), Class ES, 5.717%, 12/15/41(1)(2)	787,560	65,302
Series 4109, (Interest Only), Class KS, 5.667%, 5/15/32(1)(2)	9,631,124	453,384
Series 4109, (Interest Only), Class SA, 5.767%, 9/15/32(1)(2)	10,080,942	2,092,943
Series 4149, (Interest Only), Class S, 5.817%, 1/15/33(1)(2)	7,615,547	1,528,559
Series 4163, (Interest Only), Class GS, 5.767%, 11/15/32(1)(2)	5,791,817	1,259,278
Series 4169, (Interest Only), Class AS, 5.817%, 2/15/33(1)(2)	9,932,933	2,032,564

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.: (continued)
Series 4180, (Interest Only), Class GI, 3.50%, 8/15/26(1)	$8,914,599	$824,103
Series 4188, (Interest Only), Class AI, 3.50%, 4/15/28(1)	15,363,881	1,586,673
Series 4189, (Interest Only), Class SQ, 5.717%, 12/15/42(1)(2)	10,780,543	1,640,635
Series 4203, (Interest Only), Class QS, 5.817%, 5/15/43(1)(2)	7,305,076	1,336,456
Series 4212, (Interest Only), Class SA, 5.767%, 7/15/38(1)(2)	23,478,986	3,088,812
Series 4233, (Interest Only), Class GI, 3.50%, 3/15/25(1)	7,197,607	286,667
Series 4273, Class SP, 10.843%, 11/15/43(2)	1,157,782	1,401,348
Series 4316, (Interest Only), Class JS, 5.667%, 1/15/44(1)(2)	12,402,070	1,780,535
Series 4323, (Interest Only), Class CI, 4.00%, 3/15/40(1)	13,825,928	1,833,121
Series 4326, Class TS, 12.371%, 4/15/44(2)	4,168,651	4,262,875
Series 4332, (Interest Only), Class IK, 4.00%, 4/15/44(1)	6,531,905	889,383
Series 4332, (Interest Only), Class KI, 4.00%, 9/15/43(1)	6,814,517	688,376
Series 4336, Class GU, 3.50%, 2/15/53	3,739,041	3,819,772
Series 4343, (Interest Only), Class PI, 4.00%, 5/15/44(1)	13,738,229	1,801,934
Series 4370, (Interest Only), Class IO, 3.50%, 9/15/41(1)	7,992,426	805,848
Series 4381, (Interest Only), Class SK, 5.717%, 6/15/44(1)(2)	14,369,786	1,989,665
Series 4388, (Interest Only), Class MS, 5.667%, 9/15/44(1)(2)	15,919,321	2,232,608
Series 4407, Class LN, 8.309%, 12/15/43(2)	2,429,588	2,553,648
Series 4417, (Principal Only), Class KO, 0.00%, 12/15/43(3)	3,737,759	3,355,468
Series 4452, (Interest Only), Class SP, 5.767%, 10/15/43(1)(2)	28,943,793	3,840,795
Series 4478, (Principal Only), Class PO, 0.00%, 5/15/45(3)	10,416,500	9,467,785
Series 4497, (Interest Only), Class CS, 5.767%, 9/15/44(1)(2)	29,591,686	5,247,803
Series 4507, (Interest Only), Class MI, 3.50%, 8/15/44(1)	17,543,417	2,202,329
Series 4507, (Interest Only), Class SJ, 5.747%, 9/15/45(1)(2)	17,676,677	4,103,469
Series 4526, (Interest Only), Class PI, 3.50%, 1/15/42(1)	11,649,894	1,157,953
Series 4528, (Interest Only), Class BS, 5.717%, 7/15/45(1)(2)	18,946,427	3,055,286

		$92,347,315

1	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-DN1, Class M3, 4.589%, 1/25/25(4)	$13,500,000	$14,300,835
Series 2015-DNA1, Class M3, 3.733%, 10/25/27(4)	12,141,000	12,066,121
Series 2015-DNA2, Class M3, 4.339%, 12/25/27(4)	1,575,000	1,604,551

		$27,971,507

Federal National Mortgage Association:
Series 1994-42, Class K, 6.50%, 4/25/24	$362,837	$405,606
Series 2004-46, (Interest Only), Class SI, 5.561%, 5/25/34(1)(2)	8,091,208	1,255,277
Series 2005-17, (Interest Only), Class SA, 6.261%, 3/25/35(1)(2)	3,835,552	843,484
Series 2005-71, (Interest Only), Class SA, 6.311%, 8/25/25(1)(2)	4,467,916	640,856
Series 2005-105, (Interest Only), Class S, 6.261%, 12/25/35(1)(2)	3,683,599	738,860
Series 2006-44, (Interest Only), Class IS, 6.161%, 6/25/36(1)(2)	3,171,303	617,624
Series 2006-65, (Interest Only), Class PS, 6.781%, 7/25/36(1)(2)	3,147,811	668,872
Series 2006-96, (Interest Only), Class SN, 6.761%, 10/25/36(1)(2)	4,493,119	919,801
Series 2006-104, (Interest Only), Class SD, 6.201%, 11/25/36(1)(2)	3,123,304	633,195
Series 2006-104, (Interest Only), Class SE, 6.191%, 11/25/36(1)(2)	2,082,203	427,757
Series 2007-50, (Interest Only), Class LS, 6.011%, 6/25/37(1)(2)	4,122,095	766,945
Series 2008-26, (Interest Only), Class SA, 5.761%, 4/25/38(1)(2)	6,248,438	1,165,198
Series 2008-61, (Interest Only), Class S, 5.661%, 7/25/38(1)(2)	9,707,050	1,872,950
Series 2009-62, Class WA, 5.567%, 8/25/39(5)	3,190,470	3,592,136
Series 2010-99, (Interest Only), Class NS, 6.161%, 3/25/39(1)(2)	8,680,082	684,212
Series 2010-124, (Interest Only), Class SJ, 5.611%, 11/25/38(1)(2)	5,728,441	584,845
Series 2010-135, (Interest Only), Class SD, 5.561%, 6/25/39(1)(2)	11,399,054	1,305,145
Series 2010-151, (Interest Only), Class PI, 4.00%, 5/25/28(1)	12,758,348	214,034
Series 2011-45, (Interest Only), Class SA, 6.211%, 1/25/29(1)(2)	10,663,325	625,534
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(1)	9,485,226	970,753
Series 2011-101, (Interest Only), Class IE, 3.50%, 10/25/26(1)	7,100,458	723,212

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)
Series 2011-104, (Interest Only), Class IM, 3.50%, 10/25/26(1)	$11,625,330	$1,201,868
Series 2012-24, (Interest Only), Class S, 5.061%, 5/25/30(1)(2)	6,118,267	566,499
Series 2012-30, (Interest Only), Class SK, 6.111%, 12/25/40(1)(2)	14,789,231	2,269,436
Series 2012-52, (Interest Only), Class DI, 3.50%, 5/25/27(1)	15,877,450	1,818,967
Series 2012-56, (Interest Only), Class SU, 6.311%, 8/25/26(1)(2)	9,804,305	773,398
Series 2012-63, (Interest Only), Class EI, 3.50%, 8/25/40(1)	22,570,364	1,770,433
Series 2012-73, (Interest Only), Class MS, 5.611%, 5/25/39(1)(2)	22,177,361	2,444,045
Series 2012-76, (Interest Only), Class GS, 5.611%, 9/25/39(1)(2)	12,116,898	1,456,039
Series 2012-86, (Interest Only), Class CS, 5.661%, 4/25/39(1)(2)	9,024,782	1,023,791
Series 2012-103, (Interest Only), Class GS, 5.661%, 2/25/40(1)(2)	24,445,413	2,814,332
Series 2012-124, (Interest Only), Class IO, 1.495%, 11/25/42(1)(5)	28,414,232	1,573,253
Series 2012-129, (Interest Only), Class IO, 5.00%, 12/25/42(1)	6,139,099	1,143,725
Series 2012-147, (Interest Only), Class SA, 5.661%, 1/25/43(1)(2)	16,028,720	3,208,139
Series 2012-150, (Interest Only), Class PS, 5.711%, 1/25/43(1)(2)	14,259,893	2,881,850
Series 2012-150, (Interest Only), Class SK, 5.711%, 1/25/43(1)(2)	21,977,227	4,511,558
Series 2013-6, Class TA, 1.50%, 1/25/43	4,615,504	4,369,579
Series 2013-11, (Interest Only), Class IO, 4.00%, 1/25/43(1)	36,298,658	6,780,310
Series 2013-12, (Interest Only), Class SP, 5.211%, 11/25/41(1)(2)	7,399,970	968,889
Series 2013-15, (Interest Only), Class DS, 5.761%, 3/25/33(1)(2)	16,104,543	3,407,857
Series 2013-23, (Interest Only), Class CS, 5.811%, 3/25/33(1)(2)	9,112,970	1,892,822
Series 2013-54, (Interest Only), Class HS, 5.861%, 10/25/41(1)(2)	17,492,442	2,490,599
Series 2013-64, (Interest Only), Class PS, 5.811%, 4/25/43(1)(2)	11,139,062	2,030,104
Series 2013-66, (Interest Only), Class JI, 3.00%, 7/25/43(1)	17,627,528	2,605,546
Series 2013-75, (Interest Only), Class SC, 5.811%, 7/25/42(1)(2)	28,186,024	4,509,747
Series 2014-29, (Interest Only), Class IG, 3.50%, 6/25/43(1)	8,088,323	918,232

2	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)
Series 2014-32, (Interest Only), Class EI, 4.00%, 6/25/44(1)	$6,748,340	$866,556
Series 2014-36, (Interest Only), Class ID, 4.00%, 6/25/44(1)	4,422,357	560,341
Series 2014-41, (Interest Only), Class SA, 5.611%, 7/25/44(1)(2)	11,683,516	2,296,172
Series 2014-43, (Interest Only), Class PS, 5.661%, 3/25/42(1)(2)	14,756,138	2,349,216
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(1)	19,924,238	2,725,823
Series 2014-64, (Interest Only), Class BI, 3.50%, 3/25/44(1)	8,757,546	1,011,567
Series 2014-67, (Interest Only), Class IH, 4.00%, 10/25/44(1)	16,950,996	2,364,850
Series 2014-72, Class CS, 8.309%, 11/25/44(2)	1,099,888	1,111,327
Series 2014-74, Class HS, 7.722%, 11/25/44(2)	850,638	850,919
Series 2014-80, (Interest Only), Class CI, 3.50%, 12/25/44(1)	12,208,082	1,790,403
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(1)	19,027,215	2,799,577
Series 2015-6, (Interest Only), Class IM, 1.00%, 6/25/43(1)(2)	25,811,369	1,390,740
Series 2015-14, (Interest Only), Class KI, 3.00%, 3/25/45(1)	22,345,186	2,848,149
Series 2015-17, (Interest Only), Class SA, 5.761%, 11/25/43(1)(2)	25,127,081	3,308,347
Series 2015-22, (Interest Only), Class GI, 3.50%, 4/25/45(1)	12,247,533	1,739,872
Series 2015-31, (Interest Only), Class SG, 5.661%, 5/25/45(1)(2)	26,346,942	4,588,738
Series 2015-36, (Interest Only), Class IL, 3.00%, 6/25/45(1)	12,818,980	1,759,022
Series 2015-42, Class SC, 7.358%, 5/25/45(2)	2,352,117	2,355,332
Series 2015-47, (Interest Only), Class SG, 5.711%, 7/25/45(1)(2)	14,706,668	3,503,272
Series 2015-52, (Interest Only), Class MI, 3.50%, 7/25/45(1)	33,682,214	4,814,170
Series 2015-93, (Interest Only), Class BS, 5.711%, 8/25/45(1)(2)	17,726,159	3,223,777
Series G94-7, Class PJ, 7.50%, 5/17/24	574,002	662,324

		$128,007,808

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 3.039%, 5/25/24(4)	$10,000,000	$9,223,089
Series 2015-C01, Class 1M2, 4.739%, 2/25/25(4)	2,865,000	2,927,137
Series 2015-C03, Class 1M2, 5.439%, 7/25/25(4)	3,000,000	3,095,620

		$15,245,846

Security	Principal Amount	Value

Government National Mortgage Association:
Series 2010-134, (Interest Only), Class ES, 5.561%, 11/20/39(1)(2)	$16,149,632	$1,676,510
Series 2011-48, (Interest Only), Class SD, 6.231%, 10/20/36(1)(2)	13,780,328	1,124,782
Series 2014-68, (Interest Only), Class KI, 0.957%, 10/20/42(1)(5)	27,387,487	1,000,307
Series 2014-117, Class HS, 29.29%, 8/20/44(2)	211,131	212,434
Series 2014-146, Class S, 5.492%, 10/20/44(2)	830,148	831,128
Series 2015-79, Class CS, 5.215%, 5/20/45(2)	2,604,184	2,624,170
Series 2015-116, (Interest Only), Class AS, 5.261%, 8/20/45(1)(2)	21,691,173	2,780,444

		$10,249,775

Total Collateralized Mortgage Obligations (identified cost $305,823,974)		$273,822,251

Mortgage Pass-Throughs — 3.3%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.87%, with maturity at 2035(6)	$923,700	$967,980
4.40%, with maturity at 2030(6)	334,280	359,948
6.50%, with maturity at 2036	2,204,959	2,557,839
7.00%, with various maturities to 2036	3,803,288	4,510,265
7.50%, with maturity at 2035	1,206,890	1,443,093
8.00%, with maturity at 2026	495,665	534,043

		$10,373,168

Federal National Mortgage Association:
3.71%, with maturity at 2035(6)	$927,606	$993,559
3.85%, with maturity at 2035(6)	2,041,605	2,198,376
6.00%, with various maturities to 2032	873,033	1,003,544
6.50%, with various maturities to 2036	3,210,264	3,720,804
7.00%, with various maturities to 2037(7)	6,522,319	7,734,846
7.50%, with maturity at 2035	6,420,483	7,701,305
8.50%, with maturity at 2032	379,701	471,918
9.50%, with maturity at 2020(7)	949,700	1,066,035

		$24,890,387

Government National Mortgage Association:
7.00%, with various maturities to 2035(7)	$12,845,836	$15,481,349
7.50%, with maturity at 2032	1,241,449	1,456,350

		$16,937,699

Total Mortgage Pass-Throughs (identified cost $49,429,739)		$52,201,254

3	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Commercial Mortgage-Backed Securities — 9.3%

Security	Principal Amount	Value

A10 Securitization LLC
Series 2015-1, Class B, 4.12%, 4/15/34(8)	$5,100,000	$5,077,308
Americold LLC Trust
Series 2010-ARTA, Class D, 7.443%, 1/14/29(8)	1,500,000	1,689,688
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class D, 4.657%, 7/10/47(5)(8)	6,683,000	5,708,465
COMM Mortgage Trust
Series 2013-CR10, Class D, 4.95%, 8/10/46(5)(8)	5,000,000	4,406,803
Series 2013-CR11, Class D, 5.338%, 10/10/46(5)(8)	6,250,000	5,928,543
Series 2014-CR20, Class D, 3.222%, 11/10/47(8)	10,650,000	7,765,659
Series 2014-CR21, Class D, 4.066%, 12/10/47(5)(8)	5,311,000	4,187,159
Series 2014-LC17, Class D, 3.687%, 10/10/47(8)	2,675,000	2,060,105
Series 2015-CR22, Class D, 4.265%, 3/10/48(5)(8)	9,275,000	7,120,389
Series 2015-CR24, Class D, 3.463%, 8/10/55(5)	10,000,000	7,140,632
Series 2015-CR27, Class D, 3.621%, 10/10/48(5)(8)	10,000,000	7,267,527
Series 2015-LC19, Class D, 2.867%, 2/10/48(8)	2,000,000	1,427,288
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class C, 4.444%, 4/15/50(5)	700,000	686,675
Goldman Sachs Mortgage Securities Corp. II
Series 2014-GC26, Class C, 4.662%, 11/10/47(5)	2,794,000	2,767,391
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class D, 4.831%, 4/15/47(5)(8)	2,081,000	1,707,097
Series 2014-C21, Class D, 4.816%, 8/15/47(5)(8)	1,600,000	1,321,515
Series 2014-C22, Class D, 4.713%, 9/15/47(5)(8)	4,150,000	3,304,556
Series 2014-C23, Class D, 4.108%, 9/15/47(5)(8)	7,150,000	5,772,492
Series 2014-C25, Class D, 4.097%, 11/15/47(5)(8)	11,000,000	8,317,767
Series 2015-C29, Class D, 3.842%, 5/15/48(5)	10,000,000	7,262,592
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class D, 4.56%, 8/15/46(5)(8)	5,000,000	4,435,171
Series 2014-C15, Class D, 5.059%, 4/15/47(5)(8)	2,450,000	2,071,828
Series 2014-C16, Class D, 4.916%, 6/15/47(5)(8)	4,000,000	3,435,232
Series 2015-C23, Class D, 4.274%, 7/15/50(5)(8)	5,000,000	3,952,414
Motel 6 Trust
Series 2015-MTL6, Class D, 4.532%, 2/5/30(8)	6,700,000	6,659,366
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.719%, 5/10/45(5)(8)	2,625,750	2,660,569

Security	Principal Amount	Value

UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class D, 4.646%, 12/10/45(5)(8)	$5,000,000	$4,861,748
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class D, 3.586%, 2/15/48(8)	9,590,000	7,058,492
Series 2015-C29, Class D, 4.366%, 6/15/48(5)	7,000,000	5,319,391
Series 2015-C30, Class D, 4.646%, 9/15/58(5)(8)	3,000,000	2,358,644
Series 2015-C31, Class D, 3.852%, 11/15/48	4,000,000	2,902,588
Series 2015-NXS1, Class D, 4.241%, 5/15/48(5)	5,232,000	4,059,475
WF-RBS Commercial Mortgage Trust
Series 2012-C7, Class D, 4.992%, 6/15/45(5)(8)	2,598,000	2,710,920
Series 2014-C24, Class D, 3.692%, 11/15/47(8)	8,000,000	5,855,434

Total Commercial Mortgage-Backed Securities (identified cost $163,664,552)		$149,260,923

Asset-Backed Securities — 11.8%

Security	Principal Amount	Value
ALM Loan Funding, Ltd.
Series 2015-16A, Class C1, 4.128%, 7/15/27(4)(8)	$7,000,000	$6,554,051
Series 2015-16A, Class D, 5.978%, 7/15/27(4)(8)	3,500,000	3,016,923
Series 2015-17A, Class C2, 5.45%, 1/15/28(4)(8)	3,400,000	3,459,551
Series 2015-17A, Class D, 6.95%, 1/15/28(4)(8)	2,000,000	1,830,298
Apidos CLO
Series 2012-9AR, Class ER, 6.728%, 7/15/23(4)(8)	3,400,000	3,109,796
Series 2014-19A, Class D, 4.383%, 10/17/26(4)(8)	5,000,000	4,753,060
Series 2015-21A, Class C, 4.183%, 7/18/27(4)(8)	4,000,000	3,685,636
Series 2015-21A, Class E, 7.083%, 7/18/27(4)(8)	2,000,000	1,415,498
Ares CLO, Ltd.
Series 2014-32A, Class C, 4.818%, 11/15/25(4)(8)	5,000,000	4,750,005
Series 2015-2A, Class E2, 5.818%, 7/29/26(4)(8)	4,500,000	3,785,337
Series 2015-2A, Class F, 7.118%, 7/29/26(4)(8)	2,000,000	1,437,216
Ares Enhanced Loan Investment Strategy, Ltd.
Series 2013-IRAR, Class D, 5.638%, 7/23/25(4)(8)	3,700,000	2,951,527
Babson CLO, Ltd.
Series 2014-IIA, Class D, 4.233%, 10/17/26(4)(8)	5,000,000	4,389,060
Ballyrock, Ltd.
Series 2014-1A, Class C, 4.067%, 10/20/26(4)(8)	5,000,000	4,496,110
Birchwood Park CLO, Ltd.
Series 2014-1A, Class D1, 4.078%, 7/15/26(4)(8)	4,000,000	3,721,636
Series 2014-1A, Class E1, 5.728%, 7/15/26(4)(8)	3,000,000	2,407,233

4	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Carlyle Global Market Strategies CLO, Ltd.
Series 2014-4A, Class D, 4.228%, 10/15/26(4)(8)	$5,000,000	$4,735,415
Series 2015-2A, Class D, 5.934%, 4/27/27(4)(8)	3,000,000	2,574,279
Series 2015-2A, Class E, 6.834%, 4/27/27(4)(8)	1,850,000	1,323,281
Series 2015-5A, Class C, 4.542%, 1/20/28(4)(8)	4,000,000	3,845,736
Series 2015-5A, Class D, 6.592%, 1/20/28(4)(8)	2,000,000	1,795,892
Cent CLO LP
Series 2014-22A, Class C, 4.37%, 11/7/26(4)(8)	5,000,000	4,420,010
Cole Park CLO, Ltd.
Series 2015-1A, Class D, 4.534%, 10/20/28(4)(8)	4,000,000	3,812,552
Series 2015-1A, Class E, 6.734%, 10/20/28(4)(8)	2,000,000	1,794,962
Cumberland Park CLO, Ltd.
Series 2015-2A, Class D, 4.034%, 7/20/26(4)(8)	5,000,000	4,604,065
Series 2015-2A, Class F, 7.184%, 7/20/26(4)(8)	2,000,000	1,426,274
Dryden XL Senior Loan Fund
Series 2015-40A, Class D, 4.318%, 8/15/28(4)(8)	6,000,000	5,625,870
Series 2015-40A, Class E, 6.568%, 8/15/28(4)(8)	2,500,000	2,221,730
Galaxy CLO, Ltd.
Series 2015-19A, Class C, 4.188%, 1/24/27(4)(8)	5,000,000	4,595,105
Series 2015-19A, Class D, 5.738%, 1/24/27(4)(8)	2,000,000	1,642,324
Series 2015-21A, Class D, 4.47%, 1/20/28(4)(8)	5,000,000	4,694,320
Series 2015-21A, Class E1, 6.17%, 1/20/28(4)(8)	2,500,000	1,985,257
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class D, 4.371%, 5/5/27(4)(8)	4,000,000	3,666,112
Invitation Homes Trust
Series 2015-SFR3, Class D, 3.186%, 8/17/32(4)(8)	4,050,000	4,019,165
Madison Park Funding, Ltd.
Series 2014-15A, Class C, 4.334%, 1/27/26(4)(8)	5,000,000	4,722,405
Series 2015-17A, Class D, 4.085%, 7/21/27(4)(8)	5,000,000	4,538,220
Series 2015-17A, Class E, 6.085%, 7/21/27(4)(8)	5,000,000	4,262,335
Oak Hill Credit Partners, Ltd.
Series 2015-11A, Class D, 4.934%, 10/20/28(4)(8)	5,000,000	4,926,315
Series 2015-11A, Class E, 7.334%, 10/20/28(4)(8)	2,500,000	2,343,502
Octagon Investment Partners 24, Ltd.
Series 2015-1A, Class D, 6.118%, 5/21/27(4)(8)	3,000,000	2,555,520
Series 2015-1A, Class E, 7.618%, 5/21/27(4)(8)	2,000,000	1,500,409
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class D, 4.378%, 7/15/27(4)(8)	5,000,000	4,646,040
Series 2015-1A, Class E2, 7.128%, 7/15/27(4)(8)	3,000,000	2,733,027
Palmer Square CLO, Ltd.
Series 2014-1A, Class D, 6.383%, 10/17/22(4)(8)	2,500,000	2,231,551
Series 2015-2A, Class C, 4.284%, 7/20/27(4)(8)	5,000,000	4,596,115
Recette CLO, LLC
Series 2015-1A, Class D, 4.384%, 10/20/27(4)(8)	7,250,000	6,766,215
Series 2015-1A, Class E, 6.334%, 10/20/27(4)(8)	4,500,000	3,911,238
Series 2015-1A, Class F, 8.084%, 10/20/27(4)(8)	2,000,000	1,491,316

Security	Principal Amount	Value

Voya CLO, Ltd.
Series 2014-2A, Class C, 3.933%, 7/17/26(4)(8)	$7,750,000	$7,017,408
Series 2015-3A, Class D2, 6.084%, 10/20/27(4)(8)	7,000,000	5,950,252
Series 2015-3A, Class E, 7.134%, 10/20/27(4)(8)	3,000,000	2,024,738
Wind River CLO, Ltd.
Series 2015-2A, Class D, 4.478%, 10/15/27(4)(8)	5,000,000	4,609,430
Ziggurat CLO, Ltd.
Series 2014-1A, Class D, 4.383%, 10/17/26(4)(8)	5,000,000	4,390,735

Total Asset-Backed Securities (identified cost $200,684,342)		$189,762,057

Senior Floating-Rate Loans — 7.4%(9)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Cosmetics / Toiletries — 0.3%
Energizer Holdings, Inc. Term Loan, 3.25%, Maturing 6/30/22	$4,938	$4,928,265

		$4,928,265

Drugs — 0.3%
Valeant Pharmaceuticals International, Inc. Term Loan, 5.00%, Maturing 4/1/22	$4,846	$4,755,286

		$4,755,286

Electronics / Electrical — 2.6%
Avago Technologies Cayman Ltd. Term Loan, 4.25%, Maturing 2/1/23	$17,000	$17,041,327
Dell International, LLC Term Loan, 4.00%, Maturing 4/29/20	15,105	15,111,522
Sensata Technologies B.V. Term Loan, 3.00%, Maturing 10/14/21	9,852	9,856,921

		$42,009,770

Equipment Leasing — 0.6%
Delos Finance S.a.r.l. Term Loan, 3.50%, Maturing 3/6/21	$10,000	$10,051,560

		$10,051,560

Food Service — 0.3%
Aramark Services, Inc. Term Loan, 3.25%, Maturing 2/24/21	$4,766	$4,783,264

		$4,783,264

5	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount (000’s omitted)	Value

Health Care — 0.6%
Hill-Rom Holdings, Inc. Term Loan, 3.50%, Maturing 9/8/22		$9,325	$9,374,544

			$9,374,544

Lodging and Casinos — 0.8%
Hilton Worldwide Finance, LLC Term Loan, 3.50%, Maturing 10/26/20		$5,915	$5,938,660
Las Vegas Sands, LLC Term Loan, 3.25%, Maturing 12/19/20		6,339	6,351,236

			$12,289,896

Oil and Gas — 0.6%
MEG Energy Corp. Term Loan, 3.75%, Maturing 3/31/20		$9,782	$8,722,589

			$8,722,589

Steel — 1.3%
FMG Resources (August 2006) Pty. Ltd. Term Loan, 4.25%, Maturing 6/30/19		$22,122	$20,935,684

			$20,935,684

Total Senior Floating-Rate Loans (identified cost $119,363,642)			$117,850,858

Foreign Government Bonds — 23.7%

Security		Principal Amount (000’s omitted)	Value

Argentina — 1.4%
Republic of Argentina, 0.75%, 2/22/17	USD	1,080	$1,020,827
Republic of Argentina, 0.75%, 6/9/17	USD	2,687	2,503,720
Republic of Argentina, 0.75%, 9/21/17	USD	1,263	1,124,020
Republic of Argentina, 1.75%, 10/28/16	USD	3,198	3,092,146
Republic of Argentina, 2.40%, 3/18/18	USD	2,305	2,052,019
Republic of Argentina, 6.25%, 4/22/19(8)	USD	12,110	12,588,345

Total Argentina			$22,381,077

Iceland — 5.0%
Republic of Iceland, 5.875%, 5/11/22(10)	USD	44,724	$51,035,272
Republic of Iceland, 6.25%, 2/5/20	ISK	443,583	3,701,818
Republic of Iceland, 6.50%, 1/24/31	ISK	460,494	4,018,136
Republic of Iceland, 7.25%, 10/26/22	ISK	712,119	6,301,139

Security		Principal Amount (000’s omitted)	Value

Iceland (continued)
Republic of Iceland, 8.00%, 6/12/25	ISK	1,638,392	$14,401,082

Total Iceland			$79,457,447

India — 3.6%
India Government Bond, 7.16%, 5/20/23	INR	419,720	$6,170,827
India Government Bond, 8.15%, 11/24/26	INR	1,031,530	15,983,039
India Government Bond, 8.28%, 9/21/27	INR	327,220	5,114,207
India Government Bond, 8.40%, 7/28/24	INR	119,330	1,874,235
India Government Bond, 8.60%, 6/2/28	INR	733,340	11,744,164
India Government Bond, 8.83%, 11/25/23	INR	1,029,770	16,504,544

Total India			$57,391,016

Japan — 2.2%
Japan Government CPI Linked Bond, 0.10%, 9/10/24(11)	JPY	1,838,374	$18,281,804
Japan Government CPI Linked Bond, 0.10%, 3/10/25(11)	JPY	1,770,215	17,614,966

Total Japan			$35,896,770

New Zealand — 7.3%
New Zealand Government Bond, 2.00%, 9/20/25(10)(11)	NZD	44,854	$31,804,429
New Zealand Government Bond, 3.00%, 9/20/30(10)(11)	NZD	62,864	49,485,719
New Zealand Government Bond, 3.50%, 4/14/33(10)	NZD	50,000	36,437,089

Total New Zealand			$117,727,237

Russia — 1.4%
Russia Government Bond, 6.40%, 5/27/20	RUB	766,187	$10,888,497
Russia Government Bond, 7.60%, 7/20/22	RUB	38,401	560,729
Russia Government Bond, 8.15%, 2/3/27	RUB	314,329	4,689,038
Russia Government Bond, 8.50%, 9/17/31	RUB	403,163	6,094,242

Total Russia			$22,232,506

Thailand — 2.5%
Kingdom of Thailand, 1.25%, 3/12/28(10)(11)	THB	1,460,214	$39,809,668

Total Thailand			$39,809,668

Venezuela — 0.3%
Bolivarian Republic of Venezuela, 9.25%, 9/15/27	USD	6,906	$2,978,213

6	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Venezuela (continued)
Bolivarian Republic of Venezuela, 11.95%, 8/5/31(10)	USD	4,478	$1,925,540

Total Venezuela			$4,903,753

Total Foreign Government Bonds (identified cost $375,991,027)			$379,799,474

U.S. Treasury Obligations — 6.8%

Security		Principal Amount	Value
U.S. Treasury Inflation-Protected Note, 0.25%, 1/15/25(7)(12)		$107,909,263	$109,156,909

Total U.S. Treasury Obligations (identified cost $108,218,976)			$109,156,909

U.S. Government Agency Obligations — 1.4%

Security		Principal Amount	Value
Federal Farm Credit Bank
3.41%, 3/20/35		$12,000,000	$12,460,476

			$12,460,476

Federal Home Loan Bank
5.50%, 7/15/36(7)		$7,000,000	$9,617,629

			$9,617,629

Total U.S. Government Agency Obligations (identified cost $20,602,366)			$22,078,105

Exchange-Traded Funds — 1.7%

Security		Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF		233,000	$19,537,050
SPDR Barclays High Yield Bond ETF		228,000	8,048,400

Total Exchange-Traded Funds (identified cost $29,772,568)			$27,585,450

Closed-End Funds — 6.4%

Security		Shares	Value
Advent Claymore Convertible Securities and Income Fund		211,682	$2,957,198
BlackRock Corporate High Yield Fund, Inc.		1,000,336	10,283,454
BlackRock Multi-Sector Income Trust		675,742	10,913,233

Security	Shares	Value

Brookfield Mortgage Opportunity Income Fund, Inc.	638,252	$9,522,720
Calamos Convertible and High Income Fund	99,112	1,018,871
First Trust High Income Long/Short Fund	772,971	11,517,268
MFS Multimarket Income Trust	1,093,200	6,460,812
Nuveen Floating Rate Income Fund	988,200	10,198,224
Nuveen Mortgage Opportunity Term Fund	324,311	7,429,965
Prudential Global Short Duration High Yield Fund, Inc.	367,007	5,479,415
Prudential Short Duration High Yield Fund, Inc.	354,859	5,578,383
Putnam Premier Income Trust	2,148,937	10,293,408
Wells Fargo Advantage Income Opportunities Fund	669,620	5,196,251
Western Asset High Income Opportunity Fund, Inc.	1,288,797	6,121,786

Total Closed-End Funds (identified cost $108,496,573)		$102,970,988

Put Options Purchased — 0.0%(13)

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value

CME Eurodollar 2 Year Midcurve Futures 05/2016	Not Applicable	2,500	USD 98.63	5/13/16	$109,375
CME Eurodollar 2 Year Midcurve Futures 05/2016	Not Applicable	2,390	USD 98.75	5/13/16	343,563

Total Put Options Purchased (identified cost $1,096,125)					$452,938

Currency Options Purchased — 0.6%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Call SEK/Put EUR	Goldman Sachs International	SEK 807,165	SEK 9.00	9/7/16	$844,760
Put CNH/Call USD	Deutsche Bank AG	CNH 209,918	CNH 6.40	7/27/16	680,151
Put CNH/Call USD	Standard Chartered Bank	CNH 417,324	CNH 6.35	6/7/16	1,534,000
Put CNH/Call USD	Standard Chartered Bank	CNH 238,376	CNH 6.39	7/27/16	788,994
Put CNH/Call USD	Standard Chartered Bank	CNH 165,445	CNH 6.47	6/15/17	1,163,015
Put CNH/Call USD	Standard Chartered Bank	CNH 154,267	CNH 6.47	6/15/17	1,088,636

7	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Put EUR/Call USD	Deutsche Bank AG	EUR 22,727	USD 1.10	11/1/16	$320,550
Put EUR/Call USD	Deutsche Bank AG	EUR 21,186	USD 1.18	11/1/16	989,300
Put EUR/Call USD	Deutsche Bank AG	EUR 19,608	USD 1.28	11/1/16	2,459,175
Put EUR/Call USD	Goldman Sachs International	EUR 57,845	USD 1.10	7/15/16	374,717

Total Currency Options Purchased (identified cost $9,572,998)					$10,243,298

Interest Rate Swaptions Purchased — 0.1%

Description	Counterparty	Expiration Date	Notional Amount	Value

Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.67%	Goldman Sachs International	4/12/17	USD 50,000,000	$1,732,876

Total Interest Rate Swaptions Purchased (identified cost $1,560,000)				$1,732,876

Short-Term Investments — 9.5%

Foreign Government Securities — 0.2%

Security		Principal Amount (000’s omitted)	Value

Iceland — 0.2%
Iceland Treasury Bill, 0.00%, 5/17/16	ISK	54,520	$322,369
Iceland Treasury Bill, 0.00%, 6/15/16	ISK	132,076	779,465
Iceland Treasury Bill, 0.00%, 10/17/16	ISK	309,830	1,825,056

Total Iceland			$2,926,890

Total Foreign Government Securities (identified cost $2,907,726)			$2,926,890

U.S. Treasury Obligations — 1.0%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 9/22/16(7)		$16,500	$16,481,867

Total U.S. Treasury Obligations (identified cost $16,471,092)			$16,481,867

Other — 8.3%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.53%(14)	$132,072	$132,072,382

Total Other (identified cost $132,072,382)		$132,072,382

Total Short-Term Investments (identified cost $151,451,200)		$151,481,139

Total Investments — 99.1% (identified cost $1,645,728,082)		$1,588,398,520

Call Options Written — (0.1)%

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value

E-mini S&P 500 Futures 05/2016	Not Applicable	46	USD 2,070.00	5/20/16	$(48,300)
E-mini S&P 500 Futures 05/2016	Not Applicable	46	USD 2,085.00	5/20/16	(31,625)
Gold Futures 05/2016	Not Applicable	25	USD 1,240.00	5/25/16	(142,250)
Gold Futures 05/2016	Not Applicable	22	USD 1,265.00	5/25/16	(85,580)
Light Sweet Crude Oil Futures 05/2016	Not Applicable	76	USD 41.00	5/17/16	(394,440)
Natural Gas Futures 05/2016	Not Applicable	120	USD 2.15	5/25/16	(150,000)

Total Call Options Written (premiums received $507,545)					$(852,195)

Put Options Written — (0.0)%(13)

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value
E-mini S&P 500 Futures 05/2016	Not Applicable	46	USD 2,070.00	5/20/16	$(73,600)
E-mini S&P 500 Futures 05/2016	Not Applicable	46	USD 2,085.00	5/20/16	(91,425)
Gold Futures 05/2016	Not Applicable	25	USD 1,240.00	5/25/16	(16,000)
Gold Futures 05/2016	Not Applicable	22	USD 1,265.00	5/25/16	(29,480)

8	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value

Light Sweet Crude Oil Futures 05/2016	Not Applicable	76	USD 41.00	5/17/16	$(20,520)
Natural Gas Futures 05/2016	Not Applicable	120	USD 2.15	5/25/16	(116,400)

Total Put Options Written (premiums received $557,355)					$(347,425)

Interest Rate Swaptions Written — (0.1)%

Description	Counterparty	Expiration Date	Notional Amount	Value

Option to pay 3-month USD-LIBOR-BBA Rate and receive 1.68%	Bank of America, N.A.	5/19/16	USD 15,000,000	$(115,455)
Option to pay 6-month Euro Interbank Offered Rate and receive 0.63%	Morgan Stanley & Co. International PLC	5/25/16	EUR 13,000,000	(112,594)
Option to pay 6-month GBP-LIBOR-BBA Rate and receive 1.36%	Goldman Sachs International	5/5/16	GBP 5,000,000	(133,394)
Option to pay 3-month USD-LIBOR-BBA Rate and receive 1.92%	Goldman Sachs International	4/12/17	USD 240,000,000	(1,744,978)
Option to receive 3-month USD-LIBOR-BBA Rate and pay 1.68%	Bank of America, N.A.	5/19/16	USD 15,000,000	(67,388)
Option to receive 6-month Euro Interbank Offered Rate and pay 0.63%	Morgan Stanley & Co. International PLC	5/25/16	EUR 13,000,000	(47,461)
Option to receive 6-month GBP-LIBOR-BBA Rate and pay 1.36%	Goldman Sachs International	5/5/16	GBP 5,000,000	(425)

Total Interest Rate Swaptions Written (premiums received $2,029,420)				$(2,221,695)

Currency Options Written — (0.5)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Call GBP/Put USD	Goldman Sachs International	GBP 6,108	USD 1.46	5/26/16	$(104,415)
Call MXN/Put USD	Citibank, N.A.	MXN 77,451	MXN 17.60	5/17/16	(110,268)
Put CNH/Call USD	Goldman Sachs International	CNH 209,918	CNH 6.40	7/27/16	(680,151)
Put CNH/Call USD	Standard Chartered Bank	CNH 417,324	CNH 6.35	6/7/16	(1,534,000)
Put CNH/Call USD	Standard Chartered Bank	CNH 238,376	CNH 6.39	7/27/16	(788,994)
Put EUR/Call USD	Deutsche Bank AG	EUR 22,727	USD 1.10	11/1/16	(320,550)
Put EUR/Call USD	Deutsche Bank AG	EUR 21,186	USD 1.18	11/1/16	(989,300)
Put EUR/Call USD	Deutsche Bank AG	EUR 19,608	USD 1.28	11/1/16	(2,459,175)
Put GBP/Call USD	Goldman Sachs International	GBP 6,108	USD 1.46	5/26/16	(79,014)
Put MXN/Call USD	Citibank, N.A.	MXN 77,451	MXN 17.60	5/17/16	(16,135)

Total Currency Options Written (premiums received $12,438,619)					$(7,082,002)

Other Assets, Less Liabilities — 1.6%					$25,023,053

Net Assets — 100.0%					$1,602,918,256

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2016.

(3)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(4)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2016.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2016.

(6)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2016.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

9	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2016, the aggregate value of these securities is $321,472,581 or 20.1% of the Portfolio’s net assets.

(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(10)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2016, the aggregate value of these securities is $210,497,717 or 13.1% of the Portfolio’s net assets.

(11)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(12)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(13)	Amount is less than 0.05% or (0.05)%, as applicable.

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2016.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	9,821,149	RON	43,930,000	BNP Paribas	5/3/16	$17,596	$—
RON	38,174,000	EUR	8,527,835	BNP Paribas	5/3/16	—	(7,868)
RON	5,756,000	EUR	1,286,142	Deutsche Bank AG	5/3/16	—	(1,515)
USD	765,395	ZAR	12,195,184	Standard Chartered Bank	5/3/16	—	(91,295)
ZAR	12,195,184	USD	846,359	Standard Chartered Bank	5/3/16	10,330	—
EUR	677,264	HUF	211,821,000	Bank of America, N.A.	5/4/16	—	(1,955)
EUR	646,920	HUF	202,279,000	JPMorgan Chase Bank, N.A.	5/4/16	—	(1,677)
HUF	155,500,000	EUR	504,142	Bank of America, N.A.	5/4/16	—	(6,529)
HUF	258,600,000	EUR	839,665	JPMorgan Chase Bank, N.A.	5/4/16	—	(12,308)
AUD	13,326,041	USD	10,173,366	Standard Chartered Bank	5/5/16	—	(41,750)
EUR	25,718,615	HUF	8,030,316,000	Citibank, N.A.	5/5/16	—	(23,641)
EUR	25,554,028	HUF	7,979,884,000	Deutsche Bank AG	5/5/16	—	(27,007)
HUF	5,811,856,435	EUR	18,705,685	Citibank, N.A.	5/5/16	—	(88,366)
HUF	2,218,459,565	EUR	7,190,010	Citibank, N.A.	5/5/16	—	(90,771)
HUF	7,979,884,000	EUR	25,862,531	Deutsche Bank AG	5/5/16	—	(326,266)
USD	9,416,314	AUD	13,326,041	Standard Chartered Bank	5/5/16	—	(715,302)
AUD	49,768,973	USD	38,007,072	Australia and New Zealand Banking Group Limited	5/9/16	—	(174,624)
INR	303,983,000	USD	4,488,822	Bank of America, N.A.	5/9/16	87,524	—
INR	366,617,000	USD	5,393,013	Nomura International PLC	5/9/16	126,263	—
USD	35,829,430	AUD	49,768,973	Australia and New Zealand Banking Group Limited	5/9/16	—	(2,003,017)
USD	37,899,179	INR	2,600,509,000	BNP Paribas	5/9/16	—	(1,250,468)
USD	5,878,575	THB	211,276,000	Standard Chartered Bank	5/9/16	—	(169,422)
USD	12,141,488	NZD	18,176,561	Standard Chartered Bank	5/10/16	—	(545,386)
USD	9,910,392	THB	356,675,000	Deutsche Bank AG	5/10/16	—	(299,617)
IDR	35,706,200,000	USD	2,610,102	Goldman Sachs International	5/12/16	93,089	—
IDR	71,761,657,000	USD	5,243,819	JPMorgan Chase Bank, N.A.	5/12/16	189,006	—
IDR	70,099,597,000	USD	5,129,864	BNP Paribas	5/16/16	173,402	—
IDR	35,618,206,000	USD	2,610,349	Goldman Sachs International	5/16/16	84,286	—

10	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
IDR	70,099,597,000	USD	5,132,494	Standard Chartered Bank	5/16/16	$170,772	$—
USD	4,728,903	NZD	7,081,889	BNP Paribas	5/16/16	—	(212,518)
USD	2,811,779	NZD	4,252,353	Citibank, N.A.	5/16/16	—	(155,320)
USD	3,782,143	NZD	5,681,111	Citibank, N.A.	5/16/16	—	(181,879)
USD	43,449,588	NZD	65,376,067	Deutsche Bank AG	5/16/16	—	(2,166,869)
USD	7,871,625	THB	285,740,000	Deutsche Bank AG	5/16/16	—	(306,691)
USD	1,488,472	THB	53,972,000	JPMorgan Chase Bank, N.A.	5/16/16	—	(56,289)
MXN	22,677,837	USD	1,300,000	Citibank, N.A.	5/19/16	16,063	—
MXN	26,150,468	USD	1,510,000	Citibank, N.A.	5/19/16	7,590	—
MXN	22,420,960	USD	1,300,000	HSBC Bank USA, N.A.	5/19/16	1,155	—
USD	1,710,000	MXN	30,180,831	Citibank, N.A.	5/19/16	—	(41,484)
USD	3,470,265	NZD	5,156,680	JPMorgan Chase Bank, N.A.	5/19/16	—	(127,252)
USD	27,923,581	NZD	42,732,217	JPMorgan Chase Bank, N.A.	5/19/16	—	(1,888,214)
IDR	74,050,169,000	USD	5,428,898	BNP Paribas	5/25/16	164,397	—
IDR	224,849,023,000	USD	16,484,532	Goldman Sachs International	5/25/16	499,181	—
IDR	38,147,058,000	USD	2,797,526	JPMorgan Chase Bank, N.A.	5/25/16	83,869	—
JPY	2,093,484,000	USD	17,158,720	Goldman Sachs International	5/25/16	2,525,132	—
JPY	2,051,986,000	USD	16,822,453	Standard Chartered Bank	5/25/16	2,471,217	—
USD	17,109,219	JPY	2,093,484,000	Goldman Sachs International	5/25/16	—	(2,574,634)
USD	16,779,671	JPY	2,051,986,000	Standard Chartered Bank	5/25/16	—	(2,513,999)
USD	3,339,662	JPY	376,977,695	Standard Chartered Bank	5/26/16	—	(204,930)
USD	5,650,869	JPY	640,164,314	Standard Chartered Bank	5/26/16	—	(368,377)
USD	6,693,780	JPY	754,737,096	Standard Chartered Bank	5/26/16	—	(402,754)
USD	9,568,245	JPY	1,066,313,924	Standard Chartered Bank	5/26/16	—	(457,939)
USD	8,382,374	JPY	943,260,163	Standard Chartered Bank	5/26/16	—	(486,778)
USD	37,999,123	GBP	26,418,000	Goldman Sachs International	6/1/16	—	(604,062)
NZD	14,197,000	USD	9,777,474	Goldman Sachs International	6/9/16	115,984	—
NZD	14,197,000	USD	9,764,484	Standard Chartered Bank	6/9/16	128,974	—
USD	9,550,606	NZD	14,197,000	Goldman Sachs International	6/9/16	—	(342,852)
USD	9,557,420	NZD	14,197,000	Standard Chartered Bank	6/9/16	—	(336,038)
USD	31,352,911	ZAR	491,645,000	BNP Paribas	6/9/16	—	(2,934,764)
CNH	118,798,000	USD	18,131,563	Standard Chartered Bank	6/13/16	153,395	—
NZD	26,285,230	USD	18,083,450	Australia and New Zealand Banking Group Limited	6/13/16	230,246	—
USD	54,000,000	CNH	359,532,000	Standard Chartered Bank	6/13/16	—	(1,337,862)
USD	18,553,778	NZD	27,686,669	Australia and New Zealand Banking Group Limited	6/13/16	—	(736,341)
USD	3,862,219	EUR	3,415,203	Goldman Sachs International	6/29/16	—	(55,201)
USD	7,563,054	EUR	6,669,360	Goldman Sachs International	6/29/16	—	(87,057)
USD	1,974,482	EUR	1,747,255	Standard Chartered Bank	6/29/16	—	(29,713)
USD	8,489,342	GBP	5,949,000	Deutsche Bank AG	7/11/16	—	(204,877)
USD	19,091,584	GBP	13,529,000	Deutsche Bank AG	7/11/16	—	(680,494)
USD	25,987,359	EUR	22,745,550	Standard Chartered Bank	7/13/16	—	(114,560)
IDR	63,605,529,000	USD	4,757,688	Deutsche Bank AG	7/14/16	626	—
IDR	49,470,970,000	USD	3,700,424	Standard Chartered Bank	7/14/16	487	—
IDR	89,829,927,000	USD	6,689,747	BNP Paribas	7/18/16	26,111	—
IDR	93,627,205,000	USD	6,968,643	Deutsche Bank AG	7/18/16	31,107	—
SEK	182,776,000	EUR	19,885,329	Deutsche Bank AG	7/19/16	—	(143)

11	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	24,536,243	NZD	35,705,700	Goldman Sachs International	7/19/16	$—	$(296,415)
USD	21,274,460	RUB	1,428,431,064	Deutsche Bank AG	7/20/16	—	(355,933)
USD	4,705,443	THB	165,114,000	Standard Chartered Bank	7/25/16	—	(13,223)
USD	7,904,725	THB	277,693,000	Deutsche Bank AG	7/26/16	—	(31,118)
RUB	33,230,835	USD	489,401	Bank of America, N.A.	7/27/16	13,015	—
RUB	33,230,834	USD	489,120	Citibank, N.A.	7/27/16	13,296	—
USD	797,358	PEN	2,837,000	BNP Paribas	7/27/16	—	(58,148)
USD	797,582	PEN	2,837,000	Standard Chartered Bank	7/27/16	—	(57,924)
CNH	88,200,000	USD	12,951,542	Standard Chartered Bank	7/29/16	593,724	—
CNH	69,651,000	USD	10,282,108	Standard Chartered Bank	7/29/16	414,506	—
USD	27,729,500	CNH	185,371,708	Goldman Sachs International	7/29/16	—	(738,857)
USD	25,651,267	CNH	172,120,000	Goldman Sachs International	7/29/16	—	(781,967)
USD	29,525,760	CNH	199,059,721	Standard Chartered Bank	7/29/16	—	(1,044,726)
USD	1,587,572	PEN	5,687,477	BNP Paribas	8/3/16	—	(126,040)
USD	830,763	ZAR	12,195,184	Standard Chartered Bank	8/3/16	—	(10,486)
USD	1,279,090	PEN	4,496,000	Standard Chartered Bank	8/29/16	—	(71,350)
USD	852,803	PEN	3,004,000	BNP Paribas	11/2/16	—	(42,576)
USD	1,065,720	PEN	3,754,000	Standard Chartered Bank	11/2/16	—	(53,205)
USD	804,408	PEN	2,920,000	Standard Chartered Bank	11/4/16	—	(65,766)
USD	781,627	PEN	2,846,296	Standard Chartered Bank	11/4/16	—	(66,582)
USD	2,171,295	CNH	14,387,000	Bank of America, N.A.	11/14/16	—	(23,478)
USD	5,520,826	CNH	36,589,000	Goldman Sachs International	11/14/16	—	(60,916)
USD	5,351,049	CNH	35,376,000	Citibank, N.A.	11/18/16	—	(44,159)
USD	2,111,237	CNH	13,988,000	Goldman Sachs International	11/18/16	—	(22,079)
USD	2,660,768	CNH	17,593,000	Deutsche Bank AG	11/30/16	—	(20,129)
USD	6,395,856	CNH	42,291,000	Standard Chartered Bank	11/30/16	—	(48,629)
USD	1,449,011	PEN	5,165,000	BNP Paribas	12/7/16	—	(86,352)
USD	1,198,586	PEN	4,409,000	BNP Paribas	12/7/16	—	(112,046)
USD	1,648,709	CNH	11,109,000	BNP Paribas	12/19/16	—	(41,915)
CNH	148,762,000	USD	22,029,024	Standard Chartered Bank	12/21/16	607,220	—
TWD	202,955,000	USD	6,285,382	Deutsche Bank AG	1/12/17	—	(5,576)
TWD	150,692,000	USD	4,669,001	JPMorgan Chase Bank, N.A.	1/12/17	—	(6,309)
USD	16,556,341	CNH	114,627,000	Standard Chartered Bank	1/12/17	—	(859,420)
USD	6,060,167	TWD	202,955,000	Deutsche Bank AG	1/12/17	—	(219,639)
USD	4,503,646	TWD	150,692,000	JPMorgan Chase Bank, N.A.	1/12/17	—	(159,046)
TWD	194,319,000	USD	6,011,415	BNP Paribas	1/17/17	1,128	—
TWD	193,943,000	USD	6,006,287	BNP Paribas	1/17/17	—	(5,378)
TWD	195,044,000	USD	6,053,507	Citibank, N.A.	1/17/17	—	(18,531)
TWD	179,661,000	USD	5,562,260	Deutsche Bank AG	1/17/17	—	(3,259)
USD	5,766,964	TWD	193,943,000	BNP Paribas	1/17/17	—	(233,945)
USD	5,784,223	TWD	195,044,000	Citibank, N.A.	1/17/17	—	(250,753)
USD	5,315,414	TWD	179,661,000	Deutsche Bank AG	1/17/17	—	(243,587)
USD	5,779,863	TWD	194,319,000	JPMorgan Chase Bank, N.A.	1/17/17	—	(232,680)
TWD	105,890,000	USD	3,286,468	BNP Paribas	1/19/17	—	(10,072)
TWD	97,065,000	USD	3,011,168	Goldman Sachs International	1/19/17	—	(7,830)
USD	3,132,840	TWD	105,890,000	BNP Paribas	1/19/17	—	(143,556)

12	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,860,405	TWD	97,065,000	Goldman Sachs International	1/19/17	$—	$(142,932)
RON	43,930,000	EUR	9,750,305	BNP Paribas	2/3/17	—	(19,115)
TWD	1,477,534,000	USD	45,871,903	Barclays Bank PLC	2/24/17	—	(157,587)
TWD	453,354,000	USD	14,066,212	BNP Paribas	2/24/17	—	(39,619)
TWD	440,479,000	USD	13,709,275	Citibank, N.A.	2/24/17	—	(81,029)
USD	43,925,855	TWD	1,477,534,000	Barclays Bank PLC	2/24/17	—	(1,788,461)
USD	13,506,748	TWD	453,354,000	BNP Paribas	2/24/17	—	(519,845)
USD	13,129,031	TWD	440,479,000	Citibank, N.A.	2/24/17	—	(499,214)
RON	17,985,000	EUR	3,976,343	BNP Paribas	2/28/17	4,641	—
RON	52,895,592	EUR	11,719,418	BNP Paribas	2/28/17	—	(14,845)
RON	43,120,000	EUR	9,540,878	Deutsche Bank AG	3/2/17	1,488	—
RON	6,436,000	EUR	1,427,684	Bank of America, N.A.	3/6/17	—	(4,310)
RON	40,281,528	EUR	8,939,928	Bank of America, N.A.	3/6/17	—	(32,027)
RON	33,465,000	EUR	7,428,413	Deutsche Bank AG	3/7/17	—	(28,560)
RON	47,757,000	EUR	10,592,658	Deutsche Bank AG	3/7/17	—	(31,228)
RON	67,963,000	EUR	15,067,731	BNP Paribas	3/8/17	—	(37,563)
USD	5,732,576	CNH	37,835,000	Goldman Sachs International	3/15/17	10,794	—
USD	8,297,128	CNH	54,729,000	Standard Chartered Bank	3/15/17	20,469	—
USD	6,323,108	CNH	41,742,000	Citibank, N.A.	3/22/17	13,964	—
USD	5,052,200	CNH	33,294,000	Goldman Sachs International	3/22/17	19,939	—
USD	7,574,852	CNH	49,941,000	Standard Chartered Bank	3/22/17	26,460	—

						$9,148,446	$(35,558,610)

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Commodity Futures
Gold	24	Long	Jun-16	$3,072,120	$3,097,200	$25,080
WTI Crude Oil	57	Long	May-16	2,516,900	2,617,440	100,540
WTI Crude Oil	1,127	Short	Nov-16	(45,104,391)	(51,753,690)	(6,649,299)

Equity Futures
E-mini S&P 500 Index	24	Short	Jun-16	(2,465,700)	(2,470,920)	(5,220)

Interest Rate Futures
Canada 10-Year Bond	240	Short	Jun-16	(26,949,550)	(26,618,634)	330,916
CME 90-Day Eurodollar	3,260	Short	Mar-17	(803,000,305)	(807,502,000)	(4,501,695)
Japan 10-Year Bond	31	Short	Jun-16	(44,141,644)	(44,137,124)	4,520
U.S. 5-Year Deliverable Interest Rate Swap	2,058	Short	Jun-16	(212,038,312)	(212,906,531)	(868,219)
U.S. 5-Year Treasury Note	988	Short	Jun-16	(119,882,330)	(119,463,094)	419,236
U.S. 10-Year Deliverable Interest Rate Swap	1,389	Short	Jun-16	(145,115,556)	(145,454,344)	(338,788)
U.S. 10-Year Treasury Note	369	Short	Jun-16	(47,923,875)	(47,993,062)	(69,187)
U.S. Long Treasury Bond	349	Short	Jun-16	(57,184,594)	(56,996,063)	188,531

						$(11,363,585)

13	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Canada 10-Year Bond:  Government of Canada Bonds (CGB) having a maturity of between 8 years and 10.5 years.

CME:  Chicago Mercantile Exchange.

Japan 10-Year Bond:  Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

WTI:  West Texas Intermediate.

Centrally Cleared Inflation Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	$40,000	Pays	Return on CPI-U (NSA)	Receives	1.37%	9/24/20	$(146,848)
LCH.Clearnet	40,000	Receives	Return on CPI-U (NSA)	Pays	1.73	9/24/25	73,512

							$(73,336)

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

Inflation Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	$29,000	Receives	Return on CPI-U (NSA)	Pays	1.86%	3/22/26	$176,907
Citibank, N.A.	25,000	Receives	Return on CPI-U (NSA)	Pays	1.83	4/15/26	282,877
Credit Suisse International	50,000	Pays	Return on CPI-U (NSA)	Receives	1.60	2/3/20	545,303
Credit Suisse International	50,000	Receives	Return on CPI-U (NSA)	Pays	1.88	2/3/25	(1,022,924)
Goldman Sachs International	37,300	Pays	Return on CPI-U (NSA)	Receives	1.43	9/25/20	(142,097)
Goldman Sachs International	18,000	Receives	Return on CPI-U (NSA)	Pays	1.80	9/25/25	(23,542)
Goldman Sachs International	29,000	Receives	Return on CPI-U (NSA)	Pays	1.91	3/23/26	6,137
Goldman Sachs International	29,000	Receives	Return on CPI-U (NSA)	Pays	1.91	4/1/26	30,187

							$(147,152)

CPI-U (NSA) – Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)

CME Group, Inc.	MXN	215,637	Pays	Mexico Interbank TIIE 28 Day	6.26%		9/29/25	$215,585
CME Group, Inc.	MXN	215,637	Pays	Mexico Interbank TIIE 28 Day	6.29		10/1/25	248,537
CME Group, Inc.	MXN	357,439	Pays	Mexico Interbank TIIE 28 Day	6.24		10/2/25	320,118
CME Group, Inc.	USD	5,000	Pays	3-month USD-LIBOR-BBA	0.90		5/11/17	20,435
CME Group, Inc.	USD	4,000	Receives	3-month USD-LIBOR-BBA	1.66		2/24/19	(79,840)
CME Group, Inc.	USD	1,000	Receives	3-month USD-LIBOR-BBA	1.77		3/28/19	(22,532)
CME Group, Inc.	USD	5,773	Receives	3-month USD-LIBOR-BBA	2.50	(2)	3/16/26	46,136

14	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	USD	7,500	Pays	3-month USD-LIBOR-BBA	1.66%		3/18/26	$40,580
CME Group, Inc.	USD	7,500	Receives	3-month USD-LIBOR-BBA	1.77		4/20/26	26,069
CME Group, Inc.	USD	7,500	Receives	3-month USD-LIBOR-BBA	1.81		4/20/26	10,859
CME Group, Inc.	USD	100,000	Pays	3-month USD-LIBOR-BBA	2.79		9/21/45	13,222,344
CME Group, Inc.	USD	100,000	Pays	3-month USD-LIBOR-BBA	2.52		10/28/45	6,713,053
LCH.Clearnet(1)	CAD	684,000	Pays	Bank of Canada Overnight Repo Rate	0.52		12/7/16	(7,921)
LCH.Clearnet(1)	CAD	1,146,000	Pays	Bank of Canada Overnight Repo Rate	0.51		12/7/16	(14,194)
LCH.Clearnet	EUR	7,000	Pays	6-month Euro Interbank Offered Rate	0.53		4/26/26	(33,929)
LCH.Clearnet	EUR	7,000	Pays	6-month Euro Interbank Offered Rate	0.61		4/27/26	5,739
LCH.Clearnet(1)	EUR	16,300	Receives	6-month Euro Interbank Offered Rate	1.00	(2)	6/15/26	37,465
LCH.Clearnet	GBP	5,000	Pays	6-month GBP-LIBOR-BBA	1.39		4/4/26	(41,443)
LCH.Clearnet(1)	GBP	9,200	Receives	6-month GBP-LIBOR-BBA	2.00	(2)	6/15/26	(44,383)
LCH.Clearnet	NZD	97,141	Pays	3-month NZD Bank Bill	4.03		11/26/17	2,677,156
LCH.Clearnet	NZD	36,430	Pays	3-month NZD Bank Bill	4.02		11/27/17	1,000,488
LCH.Clearnet	NZD	68,069	Pays	3-month NZD Bank Bill	3.96		11/28/17	1,806,275
LCH.Clearnet	NZD	99,166	Pays	3-month NZD Bank Bill	3.90		5/16/23	5,950,997
LCH.Clearnet	NZD	10,700	Pays	3-month NZD Bank Bill	4.05		6/16/25	765,938
LCH.Clearnet	NZD	17,611	Pays	3-month NZD Bank Bill	4.05		6/16/25	1,260,027
LCH.Clearnet	USD	5,000	Receives	3-month USD-LIBOR-BBA	0.90		5/11/17	(20,117)
LCH.Clearnet(1)	USD	16,280	Receives	3-month USD-LIBOR-BBA	1.25	(2)	6/15/18	4,099
LCH.Clearnet	USD	100,000	Receives	3-month USD-LIBOR-BBA	2.78		9/21/45	(13,655,912)
LCH.Clearnet	USD	100,000	Receives	3-month USD-LIBOR-BBA	2.50		10/28/45	(6,957,999)
LCH.Clearnet(1)	USD	13,000	Receives	3-month USD-LIBOR-BBA	2.50	(2)	6/15/46	76,002

								$13,569,632

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after April 30, 2016.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	CNY	33,718	Pays	7-day China Fixing Repo Rates	2.22%	3/30/18	$(43,402)
BNP Paribas	CNY	96,700	Pays	7-day China Fixing Repo Rates	2.45	6/24/17	(31,676)
BNP Paribas	CNY	85,692	Pays	7-day China Fixing Repo Rates	2.41	1/27/21	(316,245)
Credit Suisse International	RUB	1,885,404	Pays	3-month Moscow Prime Offered Rate	11.56	10/16/18	2,177,493
Credit Suisse International	RUB	628,468	Pays	3-month Moscow Prime Offered Rate	11.40	10/19/18	680,932
Credit Suisse International	RUB	942,702	Pays	3-month Moscow Prime Offered Rate	11.30	10/20/18	984,121
Credit Suisse International	RUB	616,145	Pays	3-month Moscow Prime Offered Rate	11.25	10/21/18	631,645
Deutsche Bank AG	CNY	196,293	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	(62,495)
Deutsche Bank AG	CNY	103,312	Pays	7-day China Fixing Repo Rates	2.46	6/24/17	(31,893)
Deutsche Bank AG	CNY	240,328	Pays	7-day China Fixing Repo Rates	2.45	6/25/17	(77,044)
Deutsche Bank AG	CNY	149,148	Pays	7-day China Fixing Repo Rates	2.46	7/16/17	(50,108)
Deutsche Bank AG	CNY	38,691	Pays	7-day China Fixing Repo Rates	2.45	8/21/17	(13,575)

15	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	CNY	74,067	Pays	7-day China Fixing Repo Rates	2.46%	8/21/17	$(25,571)
Deutsche Bank AG	CNY	97,355	Pays	7-day China Fixing Repo Rates	2.46	8/21/17	(32,515)
Deutsche Bank AG	CNY	84,666	Pays	7-day China Fixing Repo Rates	2.22	3/30/18	(107,727)
Deutsche Bank AG	CNY	85,692	Pays	7-day China Fixing Repo Rates	2.40	1/27/21	(321,985)
Goldman Sachs International	CNY	196,292	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	(62,495)
Goldman Sachs International	CNY	209,345	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	(52,498)
Goldman Sachs International	CNY	194,494	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	(67,714)
Goldman Sachs International	CNY	55,274	Pays	7-day China Fixing Repo Rates	2.45	8/20/17	(19,658)
Goldman Sachs International	CNY	50,216	Pays	7-day China Fixing Repo Rates	2.43	1/27/21	(180,275)
Goldman Sachs International	RUB	1,405,144	Pays	3-month Moscow Prime Offered Rate	10.16	3/18/20	25,865
JPMorgan Chase Bank, N.A.	CNY	209,345	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	(52,498)
JPMorgan Chase Bank, N.A.	CNY	85,692	Pays	7-day China Fixing Repo Rates	2.41	1/27/21	(319,115)
Standard Chartered Bank	CNY	206,623	Pays	7-day China Fixing Repo Rates	2.46	6/24/17	(62,811)
Standard Chartered Bank	CNY	251,214	Pays	7-day China Fixing Repo Rates	2.50	6/25/17	(57,784)
Standard Chartered Bank	CNY	187,466	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	(67,019)
Standard Chartered Bank	CNY	35,375	Pays	7-day China Fixing Repo Rates	2.45	8/21/17	(12,611)
Standard Chartered Bank	CNY	98,159	Pays	7-day China Fixing Repo Rates	2.22	3/30/18	(126,351)

							$2,304,991

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation

Markit CDX North America High Yield Index	ICE Clear Credit	$20,370	5.00%(1)	12/20/19	3.09%	$1,416,072	$(847,019)	$569,053
Markit CDX North America High Yield Index	ICE Clear Credit	32,800	5.00(1)	6/20/20	3.66	1,812,018	(1,110,486)	701,532
Markit CDX North America High Yield Index	ICE Clear Credit	30,000	5.00(1)	12/20/20	4.28	1,028,354	47,154	1,075,508

		$83,170				$4,256,444	$(1,910,351)	$2,346,093

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2016, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $83,170,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

16	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Total Return Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Termination Date	Net Unrealized Appreciation

Goldman Sachs International	$45,070	Receives	Market IOS Index Series FN-3513, 3.50%, 30-year	Pays	1-month USD- LIBOR-BBA	1/12/43	$292,364

							$292,364

Volatility Swaps
Counterparty	Reference Entity	Notional Amount (000’s omitted)	Portfolio Pays/Receives Volatility*	Volatility Strike	Maturity Date	Net Unrealized Appreciation (Depreciation)

Deutsche Bank AG	USD versus JPY	USD 21	Pays	10.68%	5/16/16	$(84,449)
Morgan Stanley & Co. International PLC	USD versus EUR	EUR 18	Pays	8.85	5/11/16	16,113

						$(68,336)

*	Portfolio will pay or receive the volatility of the reference entity depending on whether the realized volatility of the reference entity exceeds or is less than the strike. For contracts where the Portfolio has elected to receive the volatility of the reference entity, it will receive a net payment of the difference between the realized volatility and the strike multiplied by the notional amount if the realized volatility exceeds the strike; the Portfolio will make a net payment of the absolute value of the difference of the realized volatility and the strike multiplied by the notional amount if the realized volatility is less than the strike. For contracts where the Portfolio has elected to pay the volatility of the reference entity, it will make a net payment of the difference between the realized volatility and the strike multiplied by the notional amount if the realized volatility exceeds the strike; the Portfolio will receive a net payment of the absolute value of the difference of the realized volatility and the strike multiplied by the notional amount if the realized volatility is less than the strike.

Currency Abbreviations:

AUD	–	Australian Dollar
CAD	–	Canadian Dollar
CNH	–	Yuan Renminbi Offshore
CNY	–	Yuan Renminbi
EUR	–	Euro
GBP	–	British Pound Sterling
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
ISK	–	Icelandic Krona
JPY	–	Japanese Yen

MXN	–	Mexican Peso
NZD	–	New Zealand Dollar
PEN	–	Peruvian Sol
RON	–	Romanian Leu
RUB	–	Russian Ruble
SEK	–	Swedish Krona
THB	–	Thai Baht
TWD	–	New Taiwan Dollar
USD	–	United States Dollar
ZAR	–	South African Rand

17	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2016

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Unaffiliated investments, at value (identified cost, $1,513,655,700)	$1,456,326,138
Affiliated investment, at value (identified cost, $132,072,382)	132,072,382
Cash	8,265,181
Restricted cash*	25,022,130
Foreign currency, at value (identified cost, $9,439,222)	9,467,375
Interest and dividends receivable	9,620,279
Interest receivable from affiliated investment	63,496
Receivable for investments sold	211,636
Receivable for premiums on written options	192,795
Receivable for variation margin on open futures contracts	1,643,410
Receivable for variation margin on open centrally cleared swap contracts	1,287,012
Receivable for open forward foreign currency exchange contracts	9,148,446
Receivable for open swap contracts	5,849,944
Receivable for closed swap contracts	69,560
Prepaid expenses	3,086
Total assets	$1,659,242,870

Liabilities
Written options and swaptions outstanding, at value (premiums received, $15,532,939)	$10,503,317
Payable for investments purchased	5,624,773
Payable for open forward foreign currency exchange contracts	35,558,610
Payable for open swap contracts	3,468,077
Payable to affiliates:
Investment adviser fee	775,964
Trustees’ fees	5,667
Accrued foreign capital gains taxes	89,506
Accrued expenses	298,700
Total liabilities	$56,324,614
Net Assets applicable to investors’ interest in Portfolio	$1,602,918,256

Sources of Net Assets
Investors’ capital	$1,674,288,586
Net unrealized depreciation	(71,370,330)
Total	$1,602,918,256

*	Represents restricted cash on deposit at the custodian and brokers for open derivative contracts.

18	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2016

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Interest (net of foreign taxes, $280,651)	$30,854,769
Dividends	6,043,579
Interest allocated from affiliated investment	235,297
Expenses allocated from affiliated investment	(8,992)
Total investment income	$37,124,653

Expenses
Investment adviser fee	$5,063,163
Trustees’ fees and expenses	34,000
Custodian fee	339,004
Legal and accounting services	126,112
Miscellaneous	66,784
Total expenses	$5,629,063

Net investment income	$31,495,590

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(13,129,427)
Investment transactions allocated from affiliated investment	562
Written options and swaptions	8,942,183
Futures contracts	(56,887,047)
Swap contracts	(6,021,281)
Foreign currency and forward foreign currency exchange contract transactions	(7,155,951)
Non-deliverable bond forward contracts	(434,879)
Capital gain distributions received	200,688
Net realized loss	$(74,485,152)
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $245,694)	$(11,087,624)
Written options and swaptions	2,220,833
Futures contracts	4,200,707
Swap contracts	21,204,542
Foreign currency and forward foreign currency exchange contracts	(16,919,214)
Non-deliverable bond forward contracts	485,284
Net change in unrealized appreciation (depreciation)	$104,528

Net realized and unrealized loss	$(74,380,624)

Net decrease in net assets from operations	$(42,885,034)

19	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2016

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment income	$31,495,590	$52,869,713
Net realized loss from investment transactions, written options and swaptions, futures contracts, swap contracts, foreign currency and forward foreign currency exchange contract transactions, non-deliverable bond forward contracts and capital gain distributions received	(74,485,152)	(6,354,973)
Net change in unrealized appreciation (depreciation) from investments, written options and swaptions, futures contracts, swap contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	104,528	(75,587,142)
Net decrease in net assets from operations	$(42,885,034)	$(29,072,402)
Capital transactions —
Contributions	$39,504,894	$1,027,022,158
Withdrawals	(252,766,750)	(160,472,773)
Net increase (decrease) in net assets from capital transactions	$(213,261,856)	$866,549,385

Net increase (decrease) in net assets	$(256,146,890)	$837,476,983

Net Assets
At beginning of period	$1,859,065,146	$1,021,588,163
At end of period	$1,602,918,256	$1,859,065,146

20	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2016

Consolidated Supplementary Data

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2015	2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.66	%(2)	0.66%	0.72%	0.72%	0.75%	0.73%
Net investment income	3.67	%(2)	3.63%	5.32%	3.86%	1.92%	2.35%
Portfolio Turnover	16	%(3)	32%	58%	123%	17%	10%

Total Return	(2.21	)%(3)	(0.41)%	7.75%	(6.15)%	5.00%	6.69%

Net assets, end of period (000’s omitted)	$1,602,918		$1,859,065	$1,021,588	$526,099	$518,829	$522,015

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

21	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2016

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2016, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 89.5% and 10.5%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at April 30, 2016 were $15,602,953 or 1.0% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps (other than centrally cleared) and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected

22

Global Opportunities Portfolio

April 30, 2016

Notes to Consolidated Financial Statements (Unaudited) — continued

floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps and volatility swaps, the pricing service valuations are based on the value of the underlying index or instrument, reference interest rate and volatility surface, as applicable. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

23

Global Opportunities Portfolio

April 30, 2016

Notes to Consolidated Financial Statements (Unaudited) — continued

As of April 30, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

H  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

L  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

24

Global Opportunities Portfolio

April 30, 2016

Notes to Consolidated Financial Statements (Unaudited) — continued

M  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

N  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

O  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

P  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

Q  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation

25

Global Opportunities Portfolio

April 30, 2016

Notes to Consolidated Financial Statements (Unaudited) — continued

or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

R  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

S  Volatility Swaps — Volatility swaps involve the exchange of cash flows between two parties based on the measured volatility of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike payment for the “floating rate” or realized price volatility on the underlying asset with respect to the notional amount. At inception, the strike is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the underlying asset and the strike multiplied by the notional amount. Changes in the value of the swap are recorded as unrealized gains and losses. Gains or losses are realized upon the termination of the contract. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying asset. Risk of loss is dependent on the volatility of the underlying instrument.

T  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligation.

U  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

V  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

W  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

26

Global Opportunities Portfolio

April 30, 2016

Notes to Consolidated Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million, 0.595% from $500 million but less than $1 billion, 0.575% from $1 billion but less than $1.5 billion, 0.555% from $1.5 billion but less than $2 billion and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2016, the Portfolio’s investment adviser fee amounted to $5,063,163 or 0.590% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, for the six months ended April 30, 2016 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$203,733,943	$327,343,960
U.S. Government and Agency Securities	12,783,112	118,457,270

	$216,517,055	$445,801,230

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,682,746,829

Gross unrealized appreciation	$27,702,129
Gross unrealized depreciation	(114,938,143)

Net unrealized depreciation	$(87,236,014)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and swaptions, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2016 is included in the Consolidated Portfolio of Investments. At April 30, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

27

Global Opportunities Portfolio

April 30, 2016

Notes to Consolidated Financial Statements (Unaudited) — continued

Written options and swaptions activity for the six months ended April 30, 2016 was as follows:

	Principal Amount of Contracts (000’s omitted)

Currency	CAD	CNH	EUR	GBP	JPY	MXN
Outstanding, beginning of period	—	865,618	50,516	11,534	2,917,996	—
Options written	2,752	—	59,697	63,030	18,127,848	154,902
Options terminated in closing purchase transactions	—	—	—	—	—	—
Options exercised	(1,376)	—	(23,346)	(31,174)	(6,171,855)	—
Options expired	(1,376)	—	(23,346)	(31,174)	(14,873,989)	—

Outstanding, end of period	—	865,618	63,521	12,216	—	154,902

	Numbers of Contracts	Notional Amount — Swaptions (000’s omitted)			Premiums Received

Currency		EUR	GBP	USD	USD
Outstanding, beginning of period	986	19,400	14,200	23,000	14,298,832
Options written	4,340	152,000	75,000	403,000	17,577,410
Options terminated in closing purchase transactions	(96)	—	(5,000)	—	(360,480)
Options exercised	(2,185)	(72,700)	(37,100)	(78,000)	(6,826,199)
Options expired	(2,375)	(72,700)	(37,100)	(78,000)	(9,156,624)

Outstanding, end of period	670	26,000	10,000	270,000	15,532,939

CAD	–	Canadian Dollar
CNH	–	Yuan Renminbi Offshore
EUR	–	Euro
GBP	–	British Pound Sterling
JPY	–	Japanese Yen
MXN	–	Mexican Peso
USD	–	United States Dollar

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk:  The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and options thereon, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk:  The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk:  The Portfolio enters into equity index futures contracts and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, currency options, cross-currency swaps and volatility swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps, inflation swaps, total return swaps, cross-currency swaps and swaptions to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

28

Global Opportunities Portfolio

April 30, 2016

Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2016, the fair value of derivatives with credit-related contingent features in a net liability position was $48,330,384. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $20,704,207 at April 30, 2016.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options and swaptions as the Portfolio, not the counterparty, is obligated to perform under such derivatives. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2016 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—	$—	$—	$10,243,298	$2,185,814	$12,429,112
Net unrealized depreciation*	125,620	2,346,093	—	—	35,464,617	37,936,330
Receivable for open forward foreign currency exchange contracts	—	—	—	9,148,446	—	9,148,446
Receivable for open swap contracts	—	—	—	16,113	5,833,831	5,849,944

Total Asset Derivatives	$125,620	$2,346,093	$—	$19,407,857	$43,484,262	$65,363,832

Derivatives not subject to master netting or similar agreements	$125,620	$2,346,093	$—	$—	$35,917,555	$38,389,268

Total Asset Derivatives subject to master netting or similar agreements	$—	$—	$—	$19,407,857	$7,566,707	$26,974,564

29

Global Opportunities Portfolio

April 30, 2016

Notes to Consolidated Financial Statements (Unaudited) — continued

	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Written options and swaptions outstanding, at value	$(954,670)	$—	$(244,950)	$(7,082,002)	$(2,221,695)	$(10,503,317)
Net unrealized depreciation*	(6,649,299)	—	(5,220)	—	(26,803,007)	(33,457,526)
Payable for open forward foreign currency exchange contracts	—	—	—	(35,558,610)	—	(35,558,610)
Payable for open swap contracts	—	—	—	(84,449)	(3,383,628)	(3,468,077)

Total Liability Derivatives	$(7,603,969)	$—	$(250,170)	$(42,725,061)	$(32,408,330)	$(82,987,530)

Derivatives not subject to master netting or similar agreements	$(7,603,969)	$—	$(250,170)	$—	$(26,803,007)	$(34,657,146)

Total Liability Derivatives subject to master netting or similar agreements	$—	$—	$—	$(42,725,061)	$(5,605,323)	$(48,330,384)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable for variation margin.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2016.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Australia and New Zealand Banking Group Limited	$230,246	$(230,246)	$—	$—	$—
Bank of America, N.A.	277,446	(277,446)	—	—	—
BNP Paribas	387,275	(387,275)	—	—	—
Citibank, N.A.	333,790	(333,790)	—	—	—
Credit Suisse International	5,019,494	(1,022,924)	(3,996,570)	—	—
Deutsche Bank AG	4,482,397	(4,482,397)	—	—	—
Goldman Sachs International	6,655,311	(6,655,311)	—	—	—
HSBC Bank USA, N.A.	1,155	—	—	—	1,155
JPMorgan Chase Bank, N.A.	272,875	(272,875)	—	—	—
Morgan Stanley & Co. International PLC	16,113	(16,113)	—	—	—
Nomura International PLC	126,263	—	—	—	126,263
Standard Chartered Bank	9,172,199	(9,172,199)	—	—	—

	$26,974,564	$(22,850,576)	$(3,996,570)	$—	$127,418

30

Global Opportunities Portfolio

April 30, 2016

Notes to Consolidated Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Australia and New Zealand Banking Group Limited	$(2,913,982)	$230,246	$2,683,736	$—	$—
Bank of America, N.A.	(294,544)	277,446	17,098	—	—
Barclays Bank PLC	(1,946,048)	—	1,946,048	—	—
BNP Paribas	(6,244,554)	387,275	5,206,695	—	(650,584)
Citibank, N.A.	(1,601,550)	333,790	1,267,760	—	—
Credit Suisse International	(1,022,924)	1,022,924	—	—	—
Deutsche Bank AG	(9,528,895)	4,482,397	3,689,027	—	(1,357,471)
Goldman Sachs International	(9,005,458)	6,655,311	2,014,658	—	(335,489)
JPMorgan Chase Bank, N.A.	(2,855,388)	272,875	2,281,995	—	(300,518)
Morgan Stanley & Co. International PLC	(160,055)	16,113	114,428	—	(29,514)
Standard Chartered Bank	(12,756,986)	9,172,199	1,153,390	—	(2,431,397)

	$(48,330,384)	$22,850,576	$20,374,835	$—	$(5,104,973)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Information with respect to reverse repurchase agreements at April 30, 2016 is included at Note 7.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2016 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$—	$—	$—	$(3,945,073)	$—
Futures contracts	(5,677,005)	—	(1,220,233)	—	(49,989,809)
Written options and swaptions	3,255,537	—	1,050,537	2,824,171	1,811,938
Swap contracts	—	1,388,949	—	—	(7,410,230)
Foreign currency and forward foreign currency exchange contract transactions	—	—	—	(8,489,642)	—
Non-deliverable bond forward contracts	—	—	—	—	(434,879)

Total	$(2,421,468)	$1,388,949	$(169,696)	$(9,610,544)	$(56,022,980)

Change in unrealized appreciation (depreciation) —
Investments	$—	$—	$—	$(1,544,237)	$(470,311)
Futures contracts	(6,670,239)	—	(46,110)	—	10,917,056
Written options and swaptions	(30,020)	—	92,525	2,435,635	(277,307)
Swap contracts	—	865,717	—	(68,336)	20,407,161
Foreign currency and forward foreign currency exchange contracts	—	—	—	(17,456,176)	—
Non-deliverable bond forward contracts	—	—	—	—	485,284

Total	$(6,700,259)	$865,717	$46,415	$(16,633,114)	$31,061,883

31

Global Opportunities Portfolio

April 30, 2016

Notes to Consolidated Financial Statements (Unaudited) — continued

The average notional amounts of derivative contracts outstanding during the six months ended April 30, 2016, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts	Non-deliverable Bond Forward Contracts	Interest Rate Swaptions Purchased	Swap Contracts

$4,610,000	$2,466,702,000	$1,442,570,000	$2,026,000	$7,143,000	$2,203,018,000

The average principal amount of purchased currency options contracts and average number of purchased index options contracts outstanding during the six months ended April 30, 2016, which are indicative of the volume of these derivative types, were approximately $438,703,000 and 2,096 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2016.

7  Reverse Repurchase Agreements

There were no open reverse repurchase agreements outstanding as of April 30, 2016. For the six months ended April 30, 2016, the average borrowings under settled reverse repurchase agreements and the average annual interest rate received were approximately $497,000 and 0.31%, respectively.

8  Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign issuers, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

32

Global Opportunities Portfolio

April 30, 2016

Notes to Consolidated Financial Statements (Unaudited) — continued

At April 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Collateralized Mortgage Obligations	$—	$273,822,251	$—	$273,822,251
Mortgage Pass-Throughs	—	52,201,254	—	52,201,254
Commercial Mortgage-Backed Securities	—	149,260,923	—	149,260,923
Asset-Backed Securities	—	189,762,057	—	189,762,057
Senior Floating-Rate Loans	—	117,850,858	—	117,850,858
Foreign Government Bonds	—	379,799,474	—	379,799,474
U.S. Treasury Obligations	—	109,156,909	—	109,156,909
U.S. Government Agency Obligations	—	22,078,105	—	22,078,105
Exchange-Traded Funds	27,585,450	—	—	27,585,450
Closed-End Funds	102,970,988	—	—	102,970,988
Put Options Purchased	452,938	—	—	452,938
Currency Options Purchased	—	10,243,298	—	10,243,298
Interest Rate Swaptions Purchased	—	1,732,876	—	1,732,876
Short-Term Investments —
Foreign Government Securities	—	2,926,890	—	2,926,890
U.S. Treasury Obligations	—	16,481,867	—	16,481,867
Other	—	132,072,382	—	132,072,382

Total Investments	$131,009,376	$1,457,389,144	$—	$1,588,398,520

Forward Foreign Currency Exchange Contracts	$—	$9,148,446	$—	$9,148,446
Futures Contracts	1,068,823	—	—	1,068,823
Swap Contracts	—	44,627,802	—	44,627,802

Total	$132,078,199	$1,511,165,392	$—	$1,643,243,591

Liability Description

Call Options Written	$(852,195)	$—	$—	$(852,195)
Put Options Written	(347,425)	—	—	(347,425)
Interest Rate Swaptions Written	—	(2,221,695)	—	(2,221,695)
Currency Options Written	—	(7,082,002)	—	(7,082,002)
Forward Foreign Currency Exchange Contracts	—	(35,558,610)	—	(35,558,610)
Futures Contracts	(12,432,408)	—	—	(12,432,408)
Swap Contracts	—	(24,493,195)	—	(24,493,195)

Total	$(13,632,028)	$(69,355,502)	$—	$(82,987,530)

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At April 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

33

Global Opportunities Portfolio

April 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•	Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

34

Global Opportunities Portfolio

April 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Global Opportunities Portfolio (the “Portfolio”) with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board considered the abilities and experience of such investment professionals in analyzing factors relevant to investment in a broad range of income securities. The Board considered the Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

35

Global Opportunities Portfolio

April 30, 2016

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Portfolio Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one- and three-year periods ended September 30, 2015 for the Portfolio. The Board took into account the purpose served by the Portfolio as an investment option for other Eaton Vance Funds seeking to participate in the performance of the asset classes not generally available in other funds in which the Portfolio invests or to otherwise manage investment exposure. On the basis of the foregoing and other relevant information provided to the Board, the Board concluded that the Portfolio had achieved its performance objective.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Portfolio’s management fees and total expense ratio for a one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Portfolio expense ratios, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Portfolio and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Portfolio and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Portfolio currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Portfolio to continue to benefit from any economies of scale in the future.

36

Global Opportunities Portfolio

April 30, 2016

Officers and Trustees

Officers of Global Opportunities Portfolio

Eric A. Stein

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Global Opportunities Portfolio

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

*	Interested Trustee

37

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Opportunities Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Global Opportunities Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 21, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 21, 2016